UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA 02481

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:4/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MILLER CONVERTIBLE FUND

SEMI-ANNUAL REPORT

                                       APRIL 30, 2011

1-877- 441- 4434

www.millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for   distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Convertible Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Miller Convertible Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2011
Security		Principal Amount	Interest Rate (%)		Maturity Date	Market Value

CONVERTIBLE BONDS - 88.53%
AEROSPACE/DEFENSE - 3.80%
AAR Corp. - 144A		$ 2,500,000	1.6250		3/1/2014	$ 2,515,625
Kaman Corp. - 144A		6,300,000	3.2500		11/15/2017	8,048,250
Orbital Sciences Corp.		1,800,000	2.4375		1/15/2027	1,928,250
						12,492,125
AUTO MANUFACTURERS - 1.86%
Navistar International Corp.		4,000,000	3.0000		10/15/2014	6,105,000

BANKS - 2.49%
Goldman Sachs Group, Inc.		8,500,000	0.0000		3/28/2016	8,173,780

BIOTECHNOLOGY - 6.10%
Charles River Laboratories International, Inc.		2,000,000	2.2500		6/15/2013	2,170,000
Cubist Pharmaceuticals, Inc.		8,000,000	2.5000		11/1/2017	10,720,000
Gilead Sciences, Inc. - 144A		6,400,000	1.6250		5/1/2016	7,160,000
						20,050,000
CHEMICALS - 2.24%
ShengdaTech, Inc. - 144A		8,000,000	6.5000		12/15/2015	7,350,000

COAL - 2.41%
Massey Energy Co.		7,000,000	3.2500		8/1/2015	7,918,750

COMMERCIAL SERVICES - 1.46%
Chemed Corp.		3,000,000	1.8750		5/15/2014	3,198,750
Sotheby's		1,000,000	3.1250		6/15/2013	1,591,250
						4,790,000
COMPUTERS - 2.61%
Mentor Graphics Corp. - 144A		6,000,000	4.0000		4/1/2031	6,247,500
SanDisk Corp.		2,000,000	1.5000		8/15/2017	2,327,500
						8,575,000
ELECTRICAL COMPONENTS & EQUIPMENT - 5.97%
EnerSys		2,927,000	3.3750	+	6/1/2038	3,450,201
General Cable Corp.		5,000,000	0.8750		11/15/2013	5,793,750
Sunpower Corp.		4,000,000	4.5000		3/15/2015	4,620,000
SunPower Corp.		5,000,000	4.5000		3/15/2015	5,775,000
						19,638,951
ELECTRONICS - 1.61%
FEI Co.		1,382,000	2.8750		6/1/2013	1,748,230
TTM Technologies, Inc.		2,500,000	3.2500		5/15/2015	3,550,000
						5,298,230
ENERGY-ALTERNATE SOURCES - 2.09%
Covanta Holding Corp.		1,000,000	3.2500		6/1/2014	1,178,750
Green Plains Renewable Energy, Inc. - 144A		5,000,000	5.7500		11/1/2015	5,693,750
						6,872,500

The accompanying notes are an integral part of these financial statements.
Miller Convertible Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Security		Principal Amount	Interest Rate (%)		Maturity Date	Market Value

FOOD - 3.58%
Chiquita Brands International, Inc.		$ 7,500,000	4.2500		8/15/2016	$ 7,884,375
Nash Finch Co.		5,500,000	1.6314	+	3/15/2035	2,660,625
Spartan Stores, Inc.		1,257,000	3.3750		5/15/2027	1,220,861
						11,765,861
HEALTHCARE-PRODUCTS - 2.94%
Greatbatch, Inc.		630,000	2.2500		6/15/2013	641,812
Kinetic Concepts, Inc. - 144A		2,000,000	3.2500		4/15/2015	2,625,000
SonoSite, Inc.		1,500,000	3.7500		7/15/2014	1,715,625
Teleflex, Inc.		4,000,000	3.8750		8/1/2017	4,690,000
						9,672,437
HEALTHCARE-SERVICES - 2.39%
LifePoint Hospitals, Inc.		4,000,000	3.5000		5/15/2014	4,330,000
Molina Healthcare, Inc.		2,975,000	3.7500		10/1/2014	3,536,531
						7,866,531
HOME BUILDERS - 1.55%
Lennar Corp. - 144A		5,000,000	2.0000		12/1/2020	5,106,250

INSURANCE - 4.33%
Old Republic International Corp.		8,500,000	3.7500		3/15/2018	8,585,000
Tower Group, Inc. - 144A		5,250,000	5.0000		9/15/2014	5,650,313
						14,235,313
INTERNET - 4.19%
Digital River, Inc. - 144A		5,000,000	2.0000		11/1/2030	4,968,750
Equinix, Inc.		5,300,000	3.0000		10/15/2014	6,002,250
Priceline.com, Inc. - 144A		1,500,000	1.2500		3/15/2015	2,814,375
						13,785,375
INVESTMENT COMPANIES - 3.66%
Apollo Investment Corp. - 144A		4,250,000	5.7500		1/15/2016	4,345,625
Prospect Capital Corp. - 144A		7,500,000	5.5000		8/15/2016	7,687,500
						12,033,125
IRON/STEEL - 1.88%
Allegheny Technologies, Inc.		2,000,000	4.2500		6/1/2014	3,665,000
Steel Dynamics, Inc.		2,000,000	5.1250		6/15/2014	2,515,000
						6,180,000
MACHINERY-DIVERSIFIED - 2.26%
AGCO Corp.		400,000	1.2500		12/15/2036	607,500
Altra Holdings, Inc. - 144A		6,000,000	2.7500		3/1/2031	6,817,500
						7,425,000
METAL FABRICATE/HARDWARE - 0.70%
RTI International Metals, Inc.		2,000,000	3.0000		12/1/2015	2,312,500

MINING - 3.50%
Kaiser Aluminum Corp. - 144A		3,000,000	4.5000		4/1/2015	3,687,000
Sterlite Industries India Ltd.		7,500,000	4.0000		10/30/2014	7,828,125
						11,515,125

The accompanying notes are an integral part of these financial statements.
Miller Convertible Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Security		Principal Amount	Interest Rate (%)		Maturity Date	Market Value

MISCELLANEOUS MANUFACTURING - 0.69%
EnPro Industries, Inc.		$ 500,000	3.9375		10/15/2015	$ 680,625
Griffon Corp. - 144A		1,400,000	4.0000		1/15/2017	1,585,500
						2,266,125
OIL & GAS - 0.71%
Chesapeake Energy Corp.		2,000,000	2.7500		11/15/2035	2,340,000

OIL & GAS SERVICES - 1.55%
Global Industries Ltd.		2,940,000	2.7500		8/1/2027	2,381,400
Newpark Resources, Inc.		2,400,000	4.0000		10/1/2017	2,721,000
						5,102,400
PHARMACEUTICALS - 6.03%
Endo Pharmaceuticals Holdings, Inc.		6,000,000	1.7500		4/15/2015	8,625,000
Medicis Pharmaceutical Corp.		1,600,000	2.5000		6/4/2032	2,020,000
Salix Pharmaceuticals Ltd.		7,300,000	2.7500		5/15/2015	8,416,426
Teva Pharmaceutical Finance Co.		700,000	0.2500		2/1/2026	765,625
						19,827,051
PRIVATE EQUITY - 1.81%
Hercules Technology Growth Capital, Inc. - 144A		6,000,000	6.0000		4/15/2016	5,947,500

RETAIL - 2.82%
Coinstar, Inc.		1,000,000	4.0000		9/1/2014	1,537,500
Group 1 Automotive, Inc.		7,500,000	2.2500		6/15/2036	7,725,000
						9,262,500
SEMICONDUCTORS - 2.68%
Micron Technology, Inc.		5,800,000	1.8750		6/1/2014	6,278,500
ON Semiconductor Corp.		1,000,000	2.6250		12/15/2026	1,232,500
Xilinx, Inc.- 144A		1,000,000	2.6250		6/15/2017	1,301,250
						8,812,250
SOFTWARE - 0.96%
CSG Systems International, Inc. - 144A		2,000,000	3.0000		3/1/2017	2,192,500
Microsoft Corp. - 144A		1,000,000	0.0000		6/15/2013	1,047,500
						3,240,000
TELECOMMUNICATIONS - 4.03%
Anixter International, Inc.		1,700,000	1.0000		2/15/2013	2,252,500
Arris Group, Inc.		1,500,000	2.0000		11/15/2026	1,580,625
InterDigital, Inc. - 144A		750,000	2.5000		3/15/2016	842,812
Ixia - 144A		6,000,000	3.0000		12/15/2015	6,855,000
RF Micro Devices, Inc.		1,547,000	1.0000		4/15/2014	1,711,369
						13,242,306
TRANSPORTATION - 3.62%
Bristow Group, Inc.		5,000,000	3.0000		6/15/2038	5,081,250
Genco Shipping & Trading Ltd.		8,000,000	5.0000		8/15/2015	6,820,000
						11,901,250

TOTAL BONDS & NOTES						291,103,235
( Cost - $263,682,875)

The accompanying notes are an integral part of these financial statements.
Miller Convertible Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Security		Shares	Interest Rate (%)		Maturity Date	Market Value

SHORT-TERM INVESTMENTS - 12.68%
MONEY MARKET FUND - 12.68%
Milestone Treasury Obligations Portfolio		41,697,598	0.010%+			$ 41,697,598
TOTAL SHORT-TERM INVESTMENTS						41,697,598
( Cost - $41,697,598)

TOTAL INVESTMENTS - 101.21%
( Cost - $305,380,473)						332,800,833
OTHER LIABILITIES LESS ASSETS - (1.21%)						(3,981,769)
NET ASSETS - 100.00%						$ 328,819,064

TOTAL RETURN SWAP		Notional Amount			Termination Date	Unrealized Appreciation (Depreciation)

Agreement with ReFlow Fund, LLC dated July 20, 2010 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.25%.		$ 40,000,000			5/1/2012	$ 3,996,622

+ Adjustable rate security. Interest rate is as of April 30, 2011.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total 144A securities amounted to 30.56% of net assets as of April 30, 2011.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2011
	% of Net
Sector	Assets
Consumer, Non-cyclical	22.50%
Industrial	18.65%
Short-Term Investments	12.68%
Financial	12.28%
Communications	8.22%
Basic Materials	7.62%
Energy	6.76%
Technology	6.27%
Consumer, Cyclical	6.23%
Liabilities in Excess of Other Assets	(1.21)%
	100.00%

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2011

Assets:
Investments in Securities at Market Value (identified cost $305,380,473)	$ 332,800,833
Dividends and Interest Receivable	2,321,978
Receivable for Securities Sold	4,429,028
Recievable for Fund Shares Sold	744,805
Receivable for Open Swap Contracts	571,447
Prepaid Expenses and Other Assets	47,426
Total Assets	340,915,517

Liabilities:
Redemptions Payable	424,656
Payable for Securities Purchased	11,312,819
Accrued Advisory Fees	184,979
Accrued Distribution Fees	116,708
Accrued Fees Payable to Other Affiliates	24,962
Accrued Expenses and Other Liabilities	32,329
Total Liabilities	12,096,453

Net Assets	$ 328,819,064

Composition of Net Assets:
At April 30, 2011, Net Assets consisted of:
Paid-in-Capital	$ 294,445,173
Distributions in Excess of Net Investment Income	(2,568,039)
Accumulated Net Realized Gain From Security Transactions	5,524,948
Net Unrealized Appreciation on:
Investments	27,420,360
Swaps	3,996,622
Net Assets	$ 328,819,064

Net Asset Value Per Share
Class A Shares
Net Assets	$ 267,217,854
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	22,139,622
Net Asset Value and Redemption Price per Share	$ 12.07
($267,217,854 / 22,139,622)
Maximum Offering Price Per Share ($12.07/ .9425)	$ 12.81

Class I Shares
Net Assets	$ 38,465,096
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,171,145
Net Asset Value; Offering and Redemption Price per Share	$ 12.13
($38,465,096 / 3,171,145)

Class C Shares
Net Assets	$ 23,136,114
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,922,659
Net Asset Value; Offering and Redemption Price per Share	$ 12.03
($23,136,114/ 1,922,659)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2011

Investment Income:
Interest Income	$ 3,014,145
Total Investment Income	3,014,145

Expenses:
Investment Advisory Fees	833,198
Distribution Fees (Class A)	448,761
Distribution Fees (Class C)	72,780
Administration Fees	46,376
Transfer Agent Fees	78,354
Registration & Filing Fees	34,520
Legal Fees	29,480
Printing Expense	7,398
Custody Fees	18,853
Trustees' Fees	15,578
Chief Compliance Officer Fees	6,658
Audit Fees	8,384
Miscellaneous Expenses	10,425
Total Expenses	1,610,765
Plus: Expense Reimbursement Recaptured by Adviser	134,573
Net Expenses	1,745,338
Net Investment Income	1,268,807

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments	4,977,608
Net Change in Unrealized Appreciation on:
Investments	14,326,558
Swaps	2,460,569
Net Realized and Unrealized Gain on Investments	21,764,735

Net Increase in Net Assets Resulting From Operations	$ 23,033,542

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ending	Ended
	April 30, 2011	October 31, 2010
	(Unaudited)
Operations:
Net Investment Income	$ 1,268,807	$ 2,866,804
Net Realized Gain on Investments	4,977,608	3,168,395
Net Change in Unrealized Appreciation on Investments and Swaps	16,787,127	10,258,104
Net Increase n Net Assets
Resulting From Operations	23,033,542	16,293,303

Distributions to Shareholders From:
Net Investment Income
Class A ($0.28 and $0.39 per share, respectively)	(3,982,229)	(3,209,786)
Class I ($0.34 and $0.49 per share, respectively)	(782,225)	(851,538)
Class C ($0.24 and $0.40 per share, respectively)	(277,923)	(188,823)
	(5,042,377)	(4,250,147)
Net Realized Gains
Class A ($0.03 and $0.00 per share, respectively)	(349,413)	-
Class I ($0.03 and $0.00 per share, respectively)	(59,822)	-
Class C ($0.03 and $0.00 per share, respectively)	(29,447)	-
	(438,682)	-
Total Distributions to Shareholders

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (14,038,877 and 7,084,356 shares, respectively)	163,345,147	74,485,222
Distributions Reinvested (377,589 and 20,525 shares, respectively)	3,824,149	2,868,102
Cost of Shares Redeemed (2,622,968 and 503,229 shares, respectively)	(30,725,881)	(28,235,932)
Total Class A Shares	136,443,415	49,117,392
Class I
Proceeds from Shares Issued (1,596,390 and 1,760,574 shares, respectively)	18,796,145	18,653,560
Distributions Reinvested (42,982 and 37,926 shares, respectively)	488,684	393,300
Cost of Shares Redeemed (373,479 and 849,624 shares, respectively)	(4,388,899)	(9,095,512)
Total Class I Shares	14,895,930	9,951,348
Class C
Proceeds from Shares Issued (1,038,200 and 890,598 shares, respectively)	12,055,839	9,355,603
Distributions Reinvested (26,604 and 18,074 shares, respectively)	299,953	185,695
Cost of Shares Redeemed (21,727 and 29,089 shares, respectively)	(250,733)	(304,950)
Total Class C Shares	12,105,059	9,236,348
Total Beneficial Interest Transactions	163,444,404	68,305,088

Increase in Net Assets	180,996,887	80,348,244

Net Assets:
Beginning of Period	147,822,177	67,473,933
End of Period (Includes undistributed net investment
income (loss) of $(2,568,039) and $1,205,531 respectively)	$ 328,819,064	$ 147,822,177

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year		Year	December 27, 2007*
	Ended		Ended		Ended	Through
	April 30, 2011		October 31, 2010		October 31, 2009	October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.22		$ 10.09		$ 7.63	$ 10.00
Increase from operations:
Net investment income (a)	0.05		0.27		0.38	0.07
Net gain (loss) from securities
(both realized and unrealized)	1.11		1.25		2.17	(2.44)
Total from operations	1.16		1.52		2.55	(2.37)
Distributions to shareholders from:
Net investment income	(0.28)		(0.39)		(0.09)	-
Net realized gains	(0.03)		-		-	-
Total distributions	(0.31)		(0.39)		(0.09)	-

Net Asset Value, End of Period	$ 12.07		$ 11.22		$ 10.09	$ 7.63

Total Return (b)	10.65%		15.36%		33.75%	(23.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 267,218		$ 116,490		$ 57,730	$ 13,665
Ratio of expenses to average net assets,
before reimbursement/recapture	1.47%	(c)	1.68%		1.95%	2.86%	(c)
net of reimbursement/recaputure	1.62%	(c)(d)	1.75%	(d)	1.75%	1.75%	(c)
Ratio of net investment income
to average net assets	0.89%	(c)(d)	2.59%	(d)	4.17%	1.01%	(c)
Portfolio turnover rate	40%		84%		60%	102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the
Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.
(c) Annualized.
(d) Such ratio incudes Adviser's recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Year	Year	December 27, 2007*
	Ended		Ended	Ended	Through
	April 30, 2011		October 31, 2010	October 31, 2009	October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.29		$ 10.19	$ 7.68	$ 10.00
Increase from operations:
Net investment income (a)	0.09		0.34	0.44	0.13
Net gain (loss) from securities
(both realized and unrealized)	1.12		1.25	2.18	(2.45)
Total from operations	1.21		1.59	2.62	(2.32)
Distributions to shareholders from:
Net investment income	(0.34)		(0.49)	(0.11)	-
Net realized gains	(0.03)		-	-	-
Total distributions	(0.37)		(0.49)	(0.11)	-

Net Asset Value, End of Period	$ 12.13		$ 11.29	$ 10.19	$ 7.68

Total Return (b)	10.94%		16.07%	34.48%	(23.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 38,465		$ 21,512	$ 9,744	$ 421
Ratio of expenses to average net assets,
before reimbursement	0.97%	(c)	1.18%	1.65%	2.65%	(c)
net of reimbursement	0.97%	(c)	1.18%	1.21%	1.00%	(c)
Ratio of net investment income
to average net assets	1.49%	(c)	3.18%	4.69%	1.73%	(c)
Portfolio turnover rate	40%		84%	60%	102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the
Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class C
	Six Months		December 1, 2009 *
	Ended		Through
	April 30, 2011		October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.17		$ 10.23
Increase from operations:
Net investment income (a)	0.03		0.31
Net gain from securities
(both realized and unrealized)	1.10		1.03
Total from operations	1.13		1.34
Distributions to shareholders from:
Net investment income	(0.24)		(0.40)
Net realized gains	(0.03)		-
Total distributions	(0.27)		(0.40)

Net Asset Value, End of Period	$ 12.03		$ 11.17

Total Return (b)	10.42%		13.45%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 23,136		$ 9,821
Ratio of expenses to average net assets,
before reimbursement	1.97%	(c)	2.20%	(c)
net of reimbursement	1.97%	(c)	2.20%	(c)
Ratio of net investment income to average net assets	0.49%	(c)	2.34%	(c)
Portfolio turnover rate	40%		84%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2011

1.

ORGANIZATION

The Miller Convertible Fund (the "Fund") is a series of shares of beneficial interest of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007 (the “Trust”). The Trust is registered as an open-end management investment company.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal. The Fund issues three classes of shares designated as Class A, Class I and Class C.  Class I and Class C shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Class A and Class I shares commenced operations on December 27, 2007.  Class C shares commenced operations on December 1, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 291,103,235	$ -	$ 291,103,235
Short-Term Investments	41,697,598	-	-	41,697,598
Total Investments in Securities	41,697,598	291,103,235	-	332,800,833
Total Return Swap**	$ 571,447	$	$ -	$ 571,447

        The Fund did not hold any Level 3 securities during the period.

        *Please refer to the Schedule of Investments for Industry classifications.

      **Represents variation margin on the last day of the reporting period.

Derivative Transactions – The Fund may enter into total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Fund may use its own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.  The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.  Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts.  Risks may exceed amounts recognized on the statement of assets and liabilities.  The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the six months ended April 30, 2011, the Fund invested in total return swaps.  The total return swaps can be found on the Statement of Assets and Liabilities under receivable for open swap contracts.  At April 30, 2011, the receivable for open swap contracts was $571,447.  For the six months ended April 30, 2011, the net unrealized gain on swaps was $2,460,569.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2011

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Fund.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions on returns filed for open tax years (2008-2010), or expected to be taken in the Fund’s 2011 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2011, the Fund did not incur any interest or penalties

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Wellesley Investment Advisors, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  For the six months ended April 30, 2011, the Adviser earned advisory fees of $833,198.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, at least until February 28, 2012, so that the total annual operating expenses of the Fund (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) do not exceed 1.75%, 1.25% and 2.25% of the average daily net assets of Class A, Class I, and Class C, respectively.  Prior to March 1, 2009, the Adviser had contractually agreed to limit the total annual expense ratio of Class I shares to 1.00% of its average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year in which the amounts were waived or recouped. During the six months ended April 30, 2011, the Adviser recouped prior period expense reimbursements of $134,573.  As of April 30, 2011, the Adviser has fully recaptured all prior period expense reimbursement payments made to the Fund.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2011

The Fund has entered into separate servicing agreements with Gemini Fund Services (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration and Fund Accounting - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  5 basis points or 0.05% per annum on the first $100 million in net assets

  4 basis points or 0.04% per annum on the next $150 million in net assets

  3 basis points or 0.03% per annum on net assets greater than $250 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $12.00 for open accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  During the six months ended April 30, 2011, GFS received $996 for providing such services.

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended April 30, 2011, the Fund incurred expenses of $6,658 for compliance services pursuant to the Trust’s Agreement with NLCS.

An officer of the Fund is also an officer of NLCS.  In addition, certain affiliates of NLCS provide ancillary services to the Fund as follows:

Gemcom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, Gemcom charges a per-page conversion fee and a flat filing fee.  For the six months ended April 30, 2011, Gemcom received $3,285 for providing such services.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Prior to April 1, 2009, Class A shares paid 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  Subsequent to such date and pursuant to a shareholder vote, the Distribution Plan was amended to increase the annual rate to 0.50%.  Class C pays 1.00% per year of its average daily net assets for distribution and shareholder service activities under the Plan.  For the six months ended April 30, 2011, the Fund incurred distribution fees of $448,761 and $72,780 for Class A shares and Class C shares, respectively.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2011, amounted to $219,359,933 and $82,897,148, respectively.  The cost basis of securities for tax purposes was $305,380,473.  Gross unrealized appreciation and depreciation on investments as of April 30, 2011 aggregated $30,194,402 and $2,774,042, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of October 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis distributable earnings and unrealized appreciation is primarily attributable to tax income on contingent convertible debt securities and the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to tax treatment on contingent convertible debt securities resulted in reclassification for the period ended October 31, 2010 as follows:

6.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2011

7.

 SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the date of issuance for this report and has noted no such events.

Miller Convertible Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

 April 30, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/10)	Ending Account Value (4/30/11)	Expenses Paid During the Period* (11/1/10 to 4/30/11)
Actual
Class A	$1,000.00	$1,106.53	$7.68
Class I	$1,000.00	$1,109.37	$5.07
Class C	$1,000.00	$1,104.16	$10.45
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.50	$7.35
Class I	$1,000.00	$1,019.98	$4.86
Class C	$1,000.00	$1,015.03	$9.84

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.47% for Class A, 0.97%  for Class I, and 1.97%  for Class C multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six-month period ended April 30, 2011).

Miller Convertible Fund

ADDITIONAL INFORMATION (Unaudited)

Renewal of the Investment Advisory Agreement

In connection with a Meeting of the Board of Trustees of the Trust held on October 15, 2010 (the “Meeting”), the Board, including the Independent Trustees, discussed the renewal of a Management Agreement (the “Agreement”) between the Trust and Wellesley Investment Advisors, Inc. (“the “Adviser”), on behalf of the Miller Convertible Fund (the “Fund”).  In considering the Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to the Agreement.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services provided by the Adviser to the Fund.  The Board reviewed a copy of the Adviser’s Form ADV, and information regarding the Adviser’s efforts in the area of compliance and brokerage allocation.  The Trustees discussed the Adviser’s personnel, and the high level of service provided by them.  They also discussed the financial strength of the Adviser.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the Fund under the Agreement.

Performance of the Adviser.   The Trustees then reviewed the performance of the Fund from inception through October 14, 2010, noting the Fund had outperformed its peer group of funds and the benchmark for the period noted.  The Board also discussed the Fund’s investment strategy and noted that the Adviser continues to follow the same strategy as it has in the past to achieve superior performance. The Board also noted the benefit of the Fund being fully invested due to it recently using NAV SWAPS provided by REFLOW and that the NAV SWAPS have contributed approximately ten basis points towards the Fund’s performance.  The Trustees concluded that the investment performance for the Fund was very good.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds.  The Board also discussed the contractual arrangement by which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least February 29, 2012 to ensure that the Fund’s operating expenses will not exceed 1.75%, 2.25%  and 1.25% for Class A, Class C and Class I shares, respectively. The Board further noted that, although the current expense ratio is somewhat high compared to its peers, over time the expense ratios will decrease as Fund assets increase.  The Board also compared the fees charged by the Adviser for managing its separately managed accounts and noted that the fee paid by the Fund to the Adviser is less than the fee typically paid by the Adviser’s separately managed accounts.  It was the consensus of the Board that, based on the specialized nature of the Fund, and the Adviser’s unique experience and expertise in the area, and the fees charged by the Adviser to its other clients, the management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the profits to be realized by the Adviser, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to the Adviser.  The Board also noted that a portion of the 12b-1 fees being charged are for shareholder servicing.  It was the consensus of the Trustees that the Adviser’s relationship with the Fund was not overly profitable.

Economies of Scale. The Trustees concluded that, based on current asset levels, the benefits possibly derived from economies of scale were not relevant considerations at this time; but they would re-examine the issues in the future.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the renewal of the Management Agreement.

NOTICE OF PRIVACY POLICY AND PRACTICES

Your privacy is important to us.  The Trust is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Trust believes that you should be aware of policies to protect the confidentiality of that information.

The Trust collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Trust through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	BNY Mellon One Wall Street New York, NY 10286

.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th , as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434.

Miller Convertible Fund • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-441-4434

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/Greg Miller

       Greg Miller, President and Treasurer

Date

7/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

      Greg Miller, President and Treasurer

Date

7/11/11